UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-8644
Coventry Funds Trust
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH	43219

(Address of principal executive offices)	(Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

The Fund seeks long-term capital appreciation through
investments and advocacy that promote the American system
of free enterprise.

Annual Report
Dated December 31, 2006

FREE ENTERPRISE ACTION FUND

This report must be preceded or accompanied by a prospectus of the Fund. The prospectus contains more complete information, including investment objective, risks, fees and expenses and should be read carefully before investing or sending any money.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities and information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-766-3960 or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Fund files a Form N-Q with the SEC no more than sixty days after the Fund’s first and third quarters of its fiscal year. Form N-Q includes a schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found on the SEC’s website at http://www.sec.gov. The Fund’s N-Q filings may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.

Free Enterprise Action Fund, like all mutual funds:
• Is NOT FDIC insured
• Has no bank guarantee
• May lose value

(This Page Intentionally Left Blank)

FREE ENTERPRISE ACTION FUND
Letter to Shareholders

FUND PERFORMANCE AND PORTFOLIO

The Free Enterprise Action Fund (the “Fund”) returned 10.88% for the year ended 2006 as compared to a 15.79% return for the S&P 500 Index1. The Fund returned 7.12% since inception.

The investment goal of the Fund is to provide a market-based return. Lower inflation expectations, restraint on the part of the Federal Reserve Board and lower energy prices contributed to a bullish market during the second half of the year. Aside from expenses, the difference between our performance and the performance of the benchmark S&P 500 Index is our heavier weighting in stocks with larger market capitalizations, which slightly lagged the broader market. The Fund is overweighted in large capitalization stocks because, in a diverse portfolio, they tend to track the market better and have a lower risk profile.

GROWTH OF A $10,000 INVESTMENT

	One Year	Since Inception
Free Enterprise Action Fund	10.88%	7.12%

Past performance does not guarantee future results.  The return shown does not reflect taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance data quoted represents past performance and current returns may be higher or lower. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance information assumes reinvestment of dividends and capital gain distributions. During the period shown, the adviser waived and reimbursed certain fund expenses. In the absence of these waivers and reimbursements, the Fund’s performance would have been lower. To obtain performance information current to the most recent month end, please call 1-800-766-3960 or visit the Fund’s website on the Internet at www.freeenterpriseactionfund.com.

(1) S&P 500 Index consists of 500 common stocks chosen for market size, liquidity and industry representation, among other factors and is a measure of the U.S. stock market as a whole. The S&P 500 Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment advisory fees and administration fees, or a deduction of taxes on fund distributions. Investors cannot invest directly in an Index, although they can invest in the underlying securities.

FREE ENTERPRISE ACTION FUND
Letter to Shareholders, continued

The Fund owns common stock in 450 of the companies in the S&P 500. As of December 31, 2006, the net assets of the Fund were approximately $8.94 million, representing an increase of approximately 86.6% since December 31, 2005. The Fund’s “Top Ten” holdings as of December 31, based on total investments, appear in the table below.*

As of December 31, 2006

Exxon Mobil Corp.	3.53%
General Electric Co.	2.96%
Citigroup, Inc.	2.12%
Microsoft Corp.	1.99%
Bank of America Corp.	1.87%
Procter & Gamble Co.	1.58%
Johnson & Johnson	1.49%
Pfizer, Inc.	1.45%
American International Group, Inc.	1.44%
Altria Group, Inc.	1.39%

*	The Fund’s composition is subject to change.

Sector Diversification (as a percentage of total investments)*
As of December 31, 2006

Financial Services	21.73%
Healthcare	11.70%
Industrial Materials	11.65%
Energy	9.82%
Hardware	8.90%
Consumer Goods	8.35%
Consumer Services	7.33%
Business Services	4.26%
Media	3.68%
Telecommunications	3.47%
Software	3.43%
Utilities	3.33%
Short-Term Investments	2.31%
Options	0.04%

100.00%

*	The Fund’s composition is subject to change.

The Fund’s portfolio as of December 31, 2006 is attached.

FUND ADVOCACY

The Fund’s advocacy efforts are directed at promoting shareholder value over the long-term and defending the American system of free enterprise.

Fund advocacy activities for the year included:

First Quarter 2006

•	SEC denies GE request for no-action letter. The Securities and Exchange Commission denied General Electric’s effort to block the Fund’s global warming resolution from its proxy statement. As a result, shareholders will be able to vote on the proposal via GE’s proxy statement.

•	SEC denies PepsiCo request for no-action letter. The Securities and Exchange Commission denied PepsiCo’s effort to block the Fund’s charitable contributions resolution from its proxy statement. As a result, shareholders will be able to vote on the proposal via PepsiCo’s proxy statement.

•	Goldman Sachs CEO takes steps to avoid conflict of interest accusations. In response to the Fund’s shareholder resolution filed with Goldman Sachs alleging that CEO Henry Paulson used shareholder assets to fund his personal environmental interests, CEO Henry Paulson announced that he would use $100 million of his own Goldman Sachs stock to fund a charity to advance his personal environmental interests.

FREE ENTERPRISE ACTION FUND
Letter to Shareholders, continued

Second Quarter 2006

•	The Fund’s shareholder resolution requesting that JPMorgan Chase justify its lobbying for global warming regulation garnered a remarkable 24 percent support by JPM shareholders, prompting the CEO to agree to commit to commencing a dialogue with the Fund on the bank’s lobbying priorities.

•	The Fund’s shareholder resolution requesting that General Electric justify its support for global warming laws and regulations garnered enough votes to allow the Fund to pursue the issue at GE’s 2007 annual shareholder meeting.

•	The Fund’s defense of Coca-Cola from environmental, labor and student activists at the company’s annual general meeting and earned a public endorsement from the CEO.

•	The Fund supported shareholder resolutions at PepsiCo, Citigroup and Boeing requesting that the companies disclose corporate contributions to activist groups like Jesse Jackson’s Rainbow Push. The resolutions received enough votes to guarantee them spots on the companies’ 2007 proxy statements.

•	The Fund filed a shareholder resolution with FedEx requesting that the company justify its support of global warming alarmism and greenhouse gas regulation. The FedEx shareholder meeting will occur in September.

•	The Fund filed a shareholder resolution requesting that Nike justify its charitable contributions to anti-business groups like the World Wildlife Fund, World Resources Institute and Business for Social Responsibility.

•	The Fund filed a shareholder resolution with Microsoft Corporation requesting that the company justify its lobbying for increased government regulation of the Internet.

Third Quarter 2006

•	The Fund’s shareholder resolution requesting that FedEx Corp. justify its support for global warming laws and regulations garnered enough shareholder support to allow us to pursue the issue at FedEx’s 2007 annual shareholder meeting.

•	The Fund petitioned the U.S. Securities and Exchange Commission to issue a rule (the “BP rule”) permitting U.S. investors in certain foreign companies (those that lobby or otherwise have significant social impacts) to have traditional shareholder rights including voting in director elections and submitting shareholder proposals.

•	Obtained the support of Sen. James Inhofe (R-OK) concerning the SEC petition regarding the BP rule.

•	The Fund responded to Microsoft’s request for permission from the SEC to exclude the Fund’s shareholder proposal from Microsoft’s 2006 proxy materials. As of September 30, 2006, the SEC has not yet ruled on Microsoft’s request.

•	The Fund withdrew its shareholder proposal at Nike regarding charitable contributions in hopes of being able to work with the company with respect to external activist pressure.

•	The Fund submitted a shareholder proposal to Hewlett-Packard requesting that the company justify its support for global warming laws.

Fourth Quarter 2006

•	Filing a shareholder proposal requesting a report on the costs and benefits of the Sarbanes-Oxley Act of 2002 with Morgan Stanley, Merrill Lynch, Bear Stearns and Lehman Brothers.

•	Filing (or assisting in the filing of) a shareholder proposal requesting a report on what is being done to improve the business environment with Citigroup, General Electric Company, Bank of America, Pfizer Inc. and Wal-Mart.

•	Filing shareholder proposals with General Electric and Dupont requesting a report on efforts to lobby for global warming regulation with General Electric Company and Dupont.

•	Filing a shareholder proposal with Yahoo! requesting a report on efforts to lobby for increased government regulation of the Internet.

FREE ENTERPRISE ACTION FUND
Letter to Shareholders, continued

•	Filing a shareholder proposal with Goldman Sachs requesting a report on implementation of so-called “sustainability” principles.

•	Filing (or assisting in the filing of) shareholder proposals with Coca-Cola and Goldman Sachs requesting disclosure of corporate charitable contributions.

•	Appealing SEC decisions to grant Hewlett-Packard and Microsoft requests for no-action relief concerning shareholder proposals.

•	Negotiating a favorable settlement with Coca-Cola of the charitable contributions shareholder proposal.

LOOKING AHEAD TO 2007

The Fund is looking forward to a productive 2007. In terms of investment performance, the Adviser intends to continue holding a diversified portfolio of large-cap companies and managing the portfolio so as to produce a market-based return.

In terms of advocacy, the Adviser intends to pursue existing shareholder proposals and conduct other advocacy activities as appropriate.

FUND MANAGEMENT

Action Fund Management. LLC provides overall direction for Fund investments and conducts Fund advocacy and marketing activities. Thinkorswim Advisors (TOS) executes the Fund’s investment strategy.

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
December 31, 2006

	Shares	Value

Common Stocks — 94.8%
Advertising — 0.2%
Interpublic Group of Companies, Inc.*	299	$3,660
Monster Worldwide, Inc. *	86	4,011
Omnicom Group, Inc.	114	11,917

		19,588

Aerospace & Defense — 2.0%
Boeing Co.	534	47,440
General Dynamics Corp.	272	20,223
Goodrich Corp.	84	3,826
Lockheed Martin Corp.	239	22,005
Northrop Grumman Corp.	232	15,706
Raytheon Co.	302	15,946
Rockwell Collins, Inc.	114	7,215
United Technologies Corp.	678	42,389

		174,750

Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	441	14,094
Monsanto Co.	363	19,069

		33,163

Airlines — 0.1%
Southwest Airlines Co.	528	8,089

Apparel/Footwear — 0.5%
Coach, Inc.*	247	10,611
Gap, Inc.	359	7,001
Limited Brands, Inc.	227	6,569
Liz Claiborne, Inc.	69	2,999
NIKE, Inc. — Class B	128	12,675
V.F. Corp.	59	4,843

		44,698

Automotive — 0.6%
AutoZone, Inc.*	35	4,045
Cummins, Inc.	35	4,136
Ford Motor Co.	1,258	9,448
General Motors Corp.	377	11,582
Genuine Parts Co.	115	5,454
Johnson Controls, Inc.	132	11,341
PACCAR, Inc.	166	10,773

		56,779

Common Stocks — (continued)
Banks — 9.8%
Bank of America Corp.	3,032	$161,878
Bank of New York Company, Inc.	512	20,157
BB&T Corp.	359	15,771
Citigroup, Inc.	3,295	183,533
Comerica, Inc.	108	6,337
Commerce Bancorp, Inc.	126	4,444
Compass Bancshares, Inc.	87	5,190
Fifth Third Bancorp	374	15,308
First Horizon National Corp.	83	3,468
Huntington Bancshares, Inc.	160	3,800
JPMorgan Chase & Co.	2,321	112,104
KeyCorp	271	10,306
M&T Bank Corp.	52	6,352
Marshall & Ilsley Corp.	170	8,179
Mellon Financial Corp.	276	11,633
National City Corp.	403	14,734
Northern Trust Corp.	126	7,647
PNC Financial Services Group, Inc.	197	14,586
Regions Financial Corp.	487	18,214
State Street Corp.	222	14,972
SunTrust Banks, Inc.	245	20,690
Synovus Financial Corp.	215	6,628
U.S. Bancorp	1,188	42,994
Wachovia Corp.	1,280	72,896
Wells Fargo & Co.	2,260	80,366
Zions Bancorp	71	5,853

		868,040

Biotechnology — 1.1%
Amgen, Inc.*	783	53,487
Biogen Idec, Inc.*	231	11,363
Genzyme Corp.*	175	10,777
Gilead Sciences, Inc.*	308	19,998
MedImmune, Inc.*	160	5,179

		100,804

Brokerage Services — 2.5%
Bear Stearns Companies, Inc.	81	13,185
Charles Schwab Corp.	695	13,441
Goldman Sachs Group, Inc.	289	57,612
Lehman Brothers Holdings, Inc.	359	28,045
continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
December 31, 2006

	Shares	Value

Common Stocks — (continued)
Brokerage Services — (continued)
Merrill Lynch & Company, Inc.	595	$55,395
Morgan Stanley	719	58,548

		226,226

Building Materials — 0.2%
American Standard Companies, Inc.	117	5,364
Masco Corp.	267	7,975
Vulcan Materials Co.	65	5,842

		19,181

Casino Services — 0.2%
Harrah’s Entertainment, Inc.	125	10,340
International Game Technology, Inc.	228	10,534

		20,874

Chemicals — 0.9%
Dow Chemical Co.	646	25,801
E.I. du Pont de Nemours & Co.	616	30,005
Eastman Chemical Co.	56	3,321
Ecolab, Inc.	120	5,424
PPG Industries, Inc.	110	7,063
Rohm & Haas Co.	96	4,908
Sigma-Aldrich Corp.	44	3,420

		79,942

Commercial Services — 0.1%
Cintas Corp.	92	3,653
Paychex, Inc.	228	9,015

		12,668

Computer Software & Services — 3.7%
Adobe Systems, Inc.*	386	15,872
Affiliated Computer Services, Inc.*	79	3,858
Autodesk, Inc.*	156	6,312
Automatic Data Processing, Inc.	372	18,321
BMC Software, Inc.*	136	4,379
CA, Inc.	276	6,251
Citrix Systems, Inc.*	123	3,327
Cognizant Technology Solutions Corp. — Class A*	95	7,330
Electronic Arts, Inc.*	206	10,374
Common Stocks — (continued)
Computer Software & Services — (continued)
First Data Corp.	512	$13,066
Fiserv, Inc.*	117	6,133
Intuit, Inc.*	230	7,017
Microsoft Corp.	5,769	172,263
Oracle Corp.*	2,709	46,433
SanDisk Corp.*	151	6,498

		327,434

Computers & Peripherals — 5.0%
American Power Conversion Corp.	115	3,518
Apple Computer, Inc.*	576	48,868
Cisco Systems, Inc.*	4,093	111,863
Computer Sciences Corp.*	116	6,191
Dell, Inc.*	1,524	38,237
Electronic Data Systems Corp.	346	9,532
EMC Corp.*	1,552	20,486
Hewlett-Packard Co.	1,837	75,666
IBM Corp.	1,021	99,190
Lexmark International, Inc. — Class A*	67	4,904
NCR Corp.*	122	5,217
Network Appliance, Inc.*	248	9,741
Sun Microsystems, Inc.*	2,356	12,770

		446,183

Construction — 0.2%
D. R. Horton, Inc.	183	4,848
Fluor Corp.	59	4,817
Lennar Corp. — Class A	93	4,879

		14,544

Consumer Products — 2.4%
Avon Products, Inc.	300	9,912
Colgate-Palmolive Co.	346	22,573
Fortune Brands Inc.	101	8,624
Kimberly-Clark Corp.	307	20,861
Newell Rubbermaid, Inc.	185	5,356
Procter & Gamble Co.	2,127	136,702
The Clorox Co.	101	6,479
The Estee Lauder Cos., Inc. — Class A	86	3,511

		214,018

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
December 31, 2006

	Shares	Value

Common Stocks — (continued)
Containers — 0.1%
Ball Corp.	69	$3,008
Pactiv Corp.*	165	5,889
Sealed Air Corp.	54	3,506

		12,403

Cruise Lines — 0.2%
Carnival Corp.	299	14,666

Diversified Manufacturing Operations — 4.9%
3M Co.	505	39,355
Cooper Industries Ltd. — Class A	62	5,607
Danaher Corp.	159	11,518
Dover Corp.	137	6,716
Eaton Corp.	101	7,589
General Electric Co.	6,909	257,084
Honeywell International, Inc.	550	24,882
Illinois Tool Works, Inc.	284	13,118
Ingersoll-Rand Company Ltd. — Class A	216	8,452
ITT Industries, Inc.	124	7,046
Leggett & Platt, Inc.	121	2,892
Pall Corp.	84	2,902
Parker Hannifin Corp.	81	6,227
Textron, Inc.	84	7,877
Tyco International Ltd.	1,356	41,222

		442,487

Electronics — 0.7%
Agilent Technologies, Inc.*	273	9,514
Emerson Electric Co.	547	24,106
Harman International Industries, Inc.	43	4,296
Jabil Circuit, Inc.	125	3,069
L-3 Communications Holdings, Inc.	83	6,788
Molex, Inc.	95	3,005
Rockwell Automation, Inc.	118	7,207
W.W. Grainger, Inc.	50	3,497

		61,482

Financial Services — 3.2%
AMBAC Financial Group, Inc.	70	6,235
American Express Co.	816	49,506
Ameriprise Financial, Inc.	164	8,938
Common Stocks — (continued)
Financial Services — (continued)
Capital One Financial Corp.	276	$21,202
Chicago Mercantile Exchange Holdings, Inc. — Class A	24	12,234
CIT Group, Inc.	134	7,473
Countrywide Financial Corp.	411	17,447
E*TRADE Financial Corp.*	287	6,435
Equifax, Inc.	86	3,492
Fannie Mae	648	38,484
Fidelity National Information Services, Inc.	109	4,370
Franklin Resources, Inc.	112	12,339
Freddie Mac	463	31,437
H&R Block, Inc.	215	4,954
Janus Capital Group, Inc.	140	3,023
Legg Mason, Inc.	88	8,364
MBIA, Inc.	90	6,575
Moody’s Corp.	159	10,981
SLM Corp.	274	13,363
T. Rowe Price Group, Inc.	176	7,704
Western Union Co.	514	11,524

		286,080

Food & Beverages — 2.8%
Anheuser-Busch Companies, Inc.	515	25,338
Brown-Forman Corp. — Class B	53	3,511
Campbell Soup Co.	155	6,028
Coca-Cola Co.	1,367	65,958
Coca-Cola Enterprises, Inc.	184	3,757
ConAgra Foods, Inc.	341	9,207
Constellation Brands, Inc. — Class A*	143	4,150
Dean Foods Co.*	88	3,721
General Mills, Inc.	237	13,651
H.J. Heinz Co.	222	9,992
Hershey Foods Corp.	117	5,827
Kellogg Co.	168	8,410
McCormick & Co.	89	3,432
PepsiCo, Inc.	1,105	69,117
Sara Lee Corp.	508	8,651
The Pepsi Bottling Group, Inc.	91	2,813
Tyson Foods, Inc. — Class A	169	2,780
Wm. Wrigley Jr. Co.	146	7,551

		253,894

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
December 31, 2006

	Shares	Value

Common Stocks — (continued)
Food Distributors, Supermarkets & Wholesalers — 0.5%1
Kroger Co.	484	$11,166
Safeway, Inc.	297	10,264
SUPERVALU, Inc.	141	5,041
Sysco Corp.	416	15,292
Whole Foods Market, Inc.	95	4,458

		46,221

Forest Products & Paper — 0.3%
International Paper Co.	306	10,435
MeadWestvaco Corp.	123	3,697
Temple-Inland, Inc.	72	3,314
Weyerhaeuser Co.	165	11,657

		29,103

Health Care — 1.7%
Aetna, Inc.	368	15,890
Caremark Rx, Inc.	286	16,333
Coventry Health Care, Inc.*	105	5,255
Express Scripts, Inc.*	92	6,587
Humana, Inc.*	110	6,084
McKesson Corp.	199	10,089
Medco Health Solutions, Inc.*	196	10,474
UnitedHealth Group, Inc.	902	48,465
WellPoint, Inc.*	416	32,736

		151,913

Homebuilders — 0.1%
Centex Corp.	80	4,502
KB Home	53	2,718
Pulte Homes, Inc.	143	4,736

		11,956

Hospitals — 0.0%
Health Management Associates, Inc. — Class A	163	3,441

Hotels & Motels — 0.4%
Hilton Hotels Corp.	260	9,074
Marriott International, Inc. — Class A	232	11,070
Starwood Hotels & Resorts Worldwide, Inc.	147	9,188
Wyndham Worldwide Corp.*	135	4,323

		33,655

Common Stocks — (continued)
Household Appliances — 0.0%
Whirlpool Corp.	52	$4,317

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	147	10,331
Praxair, Inc.	217	12,875

		23,206

Instruments — Scientific — 0.2%
Applera Corp. — Applied Biosystems Group	123	4,513
Thermo Fisher Scientific, Inc.*	271	12,273
Waters Corp.*	69	3,379

		20,165

Insurance — 4.6%
ACE Ltd.	217	13,144
AFLAC, Inc.	333	15,318
Allstate Corp.	422	27,476
American International Group, Inc.	1,738	124,546
Aon Corp.	210	7,421
Chubb Corp.	274	14,497
CIGNA Corp.	69	9,078
Cincinnati Financial Corp.	116	5,256
Genworth Financial, Inc. — Class A	305	10,434
Hartford Financial Services Group, Inc.	203	18,942
Lincoln National Corp.	193	12,815
Loews Corp.	307	12,731
Marsh & McLennan Companies, Inc.	369	11,314
MetLife, Inc.	508	29,977
MGIC Investment Corp.	56	3,502
Principal Financial Group, Inc.	181	10,625
Progressive Corp.	517	12,522
Prudential Financial, Inc.	324	27,819
SAFECO Corp.	70	4,379
St. Paul Travelers Companies, Inc.	462	24,805
Torchmark Corp.	66	4,208
UnumProvident Corp.	230	4,779
XL Capital Ltd. — Class A	121	8,714

		414,302

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
December 31, 2006

	Shares	Value

Common Stocks — (continued)
Internet Business Services — 0.7%
Amazon.com, Inc.*	211	$8,326
eBay, Inc.*	787	23,666
IAC/InterActiveCorp.*	150	5,574
Juniper Networks, Inc.*	379	7,178
Symantec Corp.*	661	13,782
VeriSign, Inc.*	165	3,968

		62,494

Machinery — 0.5%
Caterpillar, Inc.	439	26,924
Deere & Co.	156	14,831

		41,755

Medical — Drugs — 4.8%
Abbott Laboratories	1,024	49,879
Allergan, Inc.	101	12,094
Barr Pharmaceuticals, Inc.*	72	3,609
Bristol-Myers Squibb Co.	1,314	34,584
Celgene Corp.*	248	14,267
Eli Lilly & Co.	659	34,334
Forest Laboratories, Inc.*	214	10,828
Hospira, Inc.*	104	3,492
King Pharmaceuticals, Inc.*	165	2,627
Merck & Company, Inc.	1,457	63,525
Mylan Laboratories, Inc.	141	2,814
Pfizer, Inc.	4,868	126,082
Schering-Plough Corp.	989	23,380
Wyeth	901	45,879

		427,394

Medical Information Systems — 0.0%
IMS Health, Inc.	136	3,737

Medical Labs & Testing Services — 0.1%
Laboratory Corporation of America Holdings*	84	6,171
Quest Diagnostics, Inc.	108	5,724

		11,895

Medical Products — 3.2%
AmerisourceBergen Corp.	134	6,025
Baxter International, Inc.	438	20,319
Becton Dickinson & Co.	164	11,505
Biomet, Inc.	162	6,686
Boston Scientific Corp.*	792	13,607
Common Stocks — (continued)
Medical Products — (continued)
C.R. Bard, Inc.	69	$5,725
Cardinal Health, Inc.	272	17,525
Johnson & Johnson	1,960	129,398
Medtronic, Inc.	770	41,203
Patterson Cos., Inc*	93	3,302
St. Jude Medical, Inc.*	236	8,628
Stryker Corp.	199	10,967
Zimmer Holdings, Inc.*	163	12,776

		287,666

Metals & Mining — 0.6%
Alcoa, Inc.	583	17,496
Freeport-McMoRan Copper & Gold, Inc. — Class B	133	7,412
Newmont Mining Corp.	301	13,590
Phelps Dodge Corp.	137	16,402

		54,900

Motorcycles — 0.1%
Harley-Davidson, Inc.	178	12,544

Multimedia — 3.0%
CBS Corp. — Class B	522	16,276
Clear Channel Communications, Inc.	333	11,835
Comcast Corp. — Class A*	1,399	59,221
News Corp. — Class A	1,563	33,573
The DIRECTV Group, Inc.*	512	12,769
The E.W. Scripps Co. — Class A	56	2,797
Time Warner, Inc.	2,716	59,154
Univision Communications, Inc. — Class A*	169	5,986
Viacom, Inc. — Class B*	476	19,530
Walt Disney Co.	1,397	47,875

		269,016

Newspapers — 0.2%
Gannett Company, Inc.	158	9,553
Tribune Co.	127	3,909

		13,462

Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc.	364	13,384

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
December 31, 2006

	Shares	Value

Common Stocks — (continued)
Office Equipment & Supplies — 0.5%
Avery Dennison Corp.	62	$4,212
Office Depot, Inc.*	189	7,214
Pitney Bowes, Inc.	149	6,882
Staples, Inc.	489	13,057
Xerox Corp.*	657	11,136

		42,501

Oil & Gas — 9.2%
Anadarko Petroleum Corp.	310	13,491
Apache Corp.	221	14,699
Ashland, Inc.	42	2,906
Baker Hughes, Inc.	221	16,500
BJ Services Co.	202	5,923
Chesapeake Energy Corp.	255	7,408
ChevronTexaco Corp.	1,475	108,457
ConocoPhillips	1,102	79,289
Devon Energy Corp.	298	19,990
El Paso Corp.	462	7,059
EOG Resources, Inc.	163	10,179
Exxon Mobil Corp.	3,998	306,368
Halliburton Co.	694	21,549
Hess Corp.	161	7,981
Marathon Oil Corp.	241	22,293
Murphy Oil Corp.	125	6,356
Nabors Industries Ltd.*	214	6,373
National-Oilwell Varco, Inc.*	117	7,158
Noble Corp.	92	7,006
Occidental Petroleum Corp.	580	28,321
Rowan Cos., Inc.	74	2,457
Schlumberger Ltd.	796	50,275
Smith International, Inc.	135	5,544
Sunoco, Inc.	84	5,238
Transocean, Inc.*	196	15,854
Valero Energy Corp.	412	21,078
Weatherford International Ltd.*	232	9,695
XTO Energy, Inc.	248	11,668

		821,115

Paints & Coatings — 0.1%
Sherwin-Williams Co.	76	4,832

Photo Equipment & Supplies — 0.1%
Eastman Kodak Co.	193	4,979

Common Stocks — (continued)
Pipelines — 0.3%
Kinder Morgan, Inc.	73	$7,720
Questar Corp.	57	4,734
Williams Companies, Inc.	400	10,448

		22,902

Printing & Publishing — 0.2%
McGraw-Hill Companies, Inc.	235	15,984
R.R. Donnelley & Sons Co.	144	5,118

		21,102

Railroads — 0.7%
Burlington Northern Santa Fe Corp.	243	17,935
CSX Corp.	297	10,226
Norfolk Southern Corp.	278	13,981
Union Pacific Corp.	181	16,656

		58,798

Real Estate — 0.1%
CB Richard Ellis Group, Inc. — Class A*	123	4,084
Realogy Corp.*	144	4,366

		8,450

Real Estate Investment Trusts — 1.1%
Apartment Investment & Management Co. — Class A	66	3,697
Archstone-Smith Trust	144	8,382
Boston Properties, Inc.	77	8,615
Equity Office Properties Trust	234	11,272
Equity Residential	195	9,896
Kimco Realty Corp.	146	6,563
Plum Creek Timber Co, Inc.	121	4,822
ProLogis	165	10,027
Public Storage, Inc.	82	7,995
Simon Property Group, Inc.	149	15,092
Vornado Realty Trust	82	9,963

		96,324

Restaurants — 0.8%
Darden Restaurants, Inc.	98	3,937
McDonald’s Corp.	821	36,394
Starbucks Corp.*	506	17,923
Yum! Brands, Inc.	184	10,819

		69,073

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
December 31, 2006

	Shares	Value

Common Stocks — (continued)
Retail — 4.0%
Bed Bath & Beyond, Inc.*	189	$7,201
Best Buy Company, Inc.	274	13,478
Costco Wholesale Corp.	315	16,654
CVS Corp.	551	17,031
Dollar General Corp.	208	3,340
Family Dollar Stores, Inc.	101	2,962
Federated Department Stores, Inc.	369	14,070
Home Depot, Inc.	1,389	55,783
J.C. Penney Company, Inc.	150	11,604
Kohl’s Corp.*	219	14,986
Lowe’s Companies, Inc.	1,029	32,053
Nordstrom, Inc.	153	7,549
Sears Holding Corp.*	56	9,404
Target Corp.	576	32,861
Tiffany & Co.	92	3,610
TJX Companies, Inc.	301	8,572
Wal-Mart Stores, Inc.	1,650	76,198
Walgreen Co.	674	30,930

		358,286

Savings & Loans — 0.4%
Sovereign Bancorp, Inc.	239	6,068
Washington Mutual, Inc.	647	29,432

		35,500

Schools — 0.0%
Apollo Group, Inc. — Class A*	94	3,663

Semiconductors — 2.3%
Advanced Micro Devices, Inc.*	364	7,407
Altera Corp.*	241	4,743
Analog Devices, Inc.	238	7,823
Applied Materials, Inc.	930	17,159
Broadcom Corp. — Class A*	315	10,178
Intel Corp.	3,875	78,468
KLA-Tencor Corp.	133	6,617
Linear Technology Corp.	204	6,185
Maxim Integrated Products, Inc.	216	6,614
Micron Technology, Inc.*	493	6,882
National Semiconductor Corp.	201	4,563
Novellus Systems, Inc.*	83	2,857
Common Stocks — (continued)
Semiconductors — (continued)
NVIDIA Corp.*	236	$8,734
Texas Instruments, Inc.	1,026	29,549
Xilinx, Inc.	231	5,500

		203,279

Staffing — 0.0%
Robert Half International, Inc.	115	4,269

Steel — 0.3%
Allegheny Technologies, Inc.	68	6,166
Nucor Corp.	208	11,369
United States Steel Corp.	84	6,144

		23,679

Telecommunications — 3.7%
Alcatel-Lucent ADR	0	5
ALLTEL Corp.	261	15,785
AT&T, Inc.	2,596	92,806
Avaya, Inc.*	307	4,292
BellSouth Corp.	1,211	57,050
CenturyTel, Inc.	77	3,362
Citizens Communications Co.	216	3,104
Comverse Technology, Inc.*	133	2,808
Corning, Inc.*	1,062	19,870
Embarq Corp.	100	5,256
Qwest Communications International, Inc.*	1,061	8,881
Sprint Nextel Corp.	2,006	37,893
Tellabs, Inc.*	296	3,037
Verizon Communications, Inc.	1,936	72,096
Windstream Corp.	316	4,494

		330,739

Tobacco — 1.5%
Altria Group, Inc.	1,403	120,405
Reynolds American, Inc.	115	7,529
UST, Inc.	108	6,286

		134,220

Tools — Hand Held — 0.1%
Black & Decker Corp.	45	3,599
Stanley Works	55	2,766

		6,365

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
December 31, 2006

	Shares	Value

Common Stocks — (continued)
Toys — 0.1%
Hasbro, Inc.	110	$2,998
Mattel, Inc.	254	5,755

		8,753

Transportation Services — 0.9%
FedEx Corp.	207	22,484
United Parcel Service, Inc. — Class B	726	54,436

		76,920

Utilities — Electric — 3.2%
AES Corp.*	445	9,808
Allegheny Energy, Inc.*	110	5,050
Ameren Corp.	138	7,415
American Electric Power Company, Inc.	263	11,199
CenterPoint Energy, Inc.	210	3,482
CONSOL Energy, Inc.	123	3,952
Consolidated Edison, Inc.	164	7,883
Constellation Energy Group	120	8,264
Dominion Resources, Inc.	237	19,870
DTE Energy Co.	118	5,712
Duke Energy Corp.	836	27,764
Edison International	219	9,960
Entergy Corp.	140	12,925
Exelon Corp.	448	27,727
FirstEnergy Corp.	221	13,306
FPL Group, Inc.	271	14,748
NiSource, Inc.	184	4,434
Peabody Energy Corp.	178	7,193
PG&E Corp.	233	11,028
Pinnacle West Capital Corp.	67	3,393
PPL Corp.	255	9,139
Progress Energy, Inc.	171	8,393
Public Service Enterprise Group, Inc.	169	11,218
Southern Co.	496	18,283
TXU Corp.	309	16,751
Xcel Energy, Inc.	272	6,272

		285,169

Common Stocks — (continued)
Utilities — Natural Gas — 0.2%
KeySpan Corp.	117	$4,818
Sempra Energy	175	9,795

		14,613

Web Portals/ISP — 1.0%
Google, Inc. — Class A*	143	65,848
Yahoo!, Inc.*	833	21,275

		87,123

Wireless Communications — 0.8%
Motorola, Inc.	1,650	33,924
QUALCOMM, Inc.	1,106	41,796

		75,720

Total Common Stocks
(Cost $7,664,057)		8,472,893

Short-Term Investments — 2.2%
Huntington Money Market Fund	200,940	200,940

Total Short-Term Investments
(Cost $200,940)		200,940

	Contracts	Value

Options — 0.0%
SPDR Trust Series I January Call Option expiring January 20, 2007 @ $146	400	$3,200

Total Options
(Cost $14,600)		3,200

Total Investments
(Cost $7,879,597)(a) — 97.0%		8,677,033
Other Assets in Excess of Liabilities — 3.0%		264,293

Net Assets — 100.0%		$8,941,326

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
December 31, 2006

Percentages indicated are based on net assets.

(a)	Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$915,831
Unrealized depreciation	(118,255)

Net unrealized appreciation	$797,576

*	Represents non-income producing securities.

ADR — American Depositary Receipt

Call Options Written December 31, 2006

	Contracts	Value
SPDR Trust Series I January Call Option expiring January 20, 2007 @ $145	400	$8,000

Total Call Options Written (premiums received $25,400)		$8,000

See notes to financial statements.

FREE ENTERPRISE ACTION FUND
Statement of Assets and Liabilities
December 31, 2006

Assets:
Investments in securities, at value (cost $7,879,597)	$8,677,033
Cash	244,561
Accrued income	13,112
Receivable from Adviser	31,921
Prepaid expenses	3,627

Total Assets	8,970,254

Liabilities:
Call options written (premiums received $25,400)	8,000
Administration fees	3,123
Chief Compliance Officer fees	911
Transfer agent fees	5,326
Other accrued expenses	11,568

Total Liabilities	28,928

Net Assets	$8,941,326

Net Assets Consist of:
Capital	$8,218,326
Accumulated net income	(4,171)
Accumulated net realized gain/(loss) on investments	(87,665)
Net unrealized appreciation/(depreciation) on investments and options contracts	814,836

Net Assets	$8,941,326

Shares Outstanding	792,013

Net Asset Value — Offering and Redemption Price per Share	$11.29

See notes to financial statements.

FREE ENTERPRISE ACTION FUND
Statement of Operations
Year Ended December 31, 2006

Investment Income:
Dividends	$117,149

Total Investment Income	117,149

Expenses:
Investment advisory fees	75,261
Administration fees	51,692
Chief Compliance Officer fees	10,866
Accounting fees	54,451
Audit fees	16,700
Insurance fees	6,410
Legal fees	35,778
Registration and filing fees	20,094
Printing fees	29,301
Transfer agent fees	39,218
Trustees’ fees	4,582
Other fees	5,191

Total Expenses	349,544

Expenses waived by the Adviser	(75,261)
Expenses reimbursed by the Adviser	(164,303)

Net Expenses	109,980

Net Investment Income	7,169

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on written options transactions	7,259
Net realized gain/(loss) on investment transactions and purchased option contracts	(62,132)
Change in unrealized appreciation/(depreciation) of written call options	(20,575)
Change in unrealized appreciation/(depreciation) on investments and purchased option contracts	710,113

Net Realized and Unrealized Gain/(Loss) on Investments	634,665

Change in Net Assets Resulting from Operations	$641,834

See notes to financial statements.

FREE ENTERPRISE ACTION FUND
Statement of Changes in Net Assets

	Year Ended	Period Ended
	December 31,	December 31,
	2006	2005(a)

Change in Net Assets:
Operations:
Net investment income/(loss)	$7,169	$(9,715)
Net realized gain/(loss) on written call option transactions	7,259	(13,834)
Net realized gain/(loss) on investment transactions and purchased option contracts	(62,132)	2,771
Change in unrealized appreciation/(depreciation) of written call options	(20,575)	37,975
Change in unrealized appreciation/(depreciation) on investments and option contracts	710,113	87,323

Change in net assets from operations	641,834	104,520

Dividends to Shareholders:
From net investment income	(6,980)	(1,652)
From net realized gain on investment	—	(18,374)
Tax return of capital	(217)	—

Change in net assets from shareholder distributions	(7,197)	(20,026)

Capital Transactions:
Proceeds from shares issued	3,510,500	4,694,570
Dividends reinvested	6,265	15,729
Cost of shares redeemed	(4,759)	(110)

Change in net assets from capital transactions	3,512,006	4,710,189

Change in Net Assets	4,146,643	4,794,683

Net Assets:
Beginning of period	4,794,683	—

End of period	$8,941,326	$4,794,683

Accumulated Net Investment Loss	$(4,171)	$(4,360)

Share Transactions:
Issued	321,422	468,977
Reinvested	552	1,533
Redeemed	(460)	(11)

Change in fund shares	321,514	470,499

(a)	From the commencement of operations on March 1, 2005 to December 31, 2005.

See notes to financial statements.

FREE ENTERPRISE ACTION FUND
Financial Highlights

	Year Ended	March 1, 2005(c) to
(For a share outstanding throughout the period indicated)	December 31, 2006	December 31, 2005

Net Asset Value, Beginning of Period	$10.19	$10.00
Investment Activities:
Net investment income/(loss)	0.01	(0.02)
Net realized and unrealized gain on investments and options	1.10	0.25

Total from investment activities	1.11	0.23

Distributions:
Net investment income	(0.01)	—	(d)
Net realized gains	—	(0.04)
Return of capital tax distribution	— (d)	—

Total distributions	(0.01)	(0.04)

Change in Net Asset Value per Share	1.10	0.19

Net Asset Value, End of Period	$11.29	$10.19

Total Return	10.88%	2.32	%(b)

Ratios/Supplemental Data:
Net Assets at end of period (000’s omitted)	$8,941	$4,795

Ratio of net expenses to average net assets	1.82%	2.00	%(a)
Ratio of total expenses to average net assets*	5.79%	8.42	%(a)
Ratio of net investment income/(loss) to average net assets	0.12%	(0.27	%)(a)
Portfolio turnover rate	182.66%	0	%(e)(b)

(a)	Annualized.

(b)	Not annualized.

(c)	Commencement of operations.

(d)	Amount is less than $.005.

(e)	Rate is less than 0.5%.

*	During the period, certain fees were contractually reduced and/or reimbursed. If such contractual fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

See notes to financial statements.

FREE ENTERPRISE ACTION FUND
Notes to Financial Statements

1.	Organization:

The Coventry Funds Trust (the “Trust”) was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company established as a Massachusetts business trust. The Trust changed its name from the Variable Insurance Funds to the Coventry Funds Trust effective as of May 1, 2006 pursuant to action taken by the Board of Trustees of the Trust.

The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the Free Enterprise Action Fund (the “Fund”).

The Free Enterprise Action Fund commenced operations on March 1, 2005.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles of the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:  Portfolio securities, the principal market for which is a securities exchange, generally will be valued at the closing price on that exchange on the day of computation, or, if there have been no sales during such day, at the last sales price on any other exchange or trading system. Portfolio securities, the principal market for which is not a securities exchange, generally will be valued on the basis of the mean between the last bid and ask quotes furnished by primary market markers for those securities. For NASDAQ/NMS traded securities, market value may also be determined on the basis of the Nasdaq Official Closing Price instead of the closing price. Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. The value of foreign securities may be affected significantly on a day that the New York Stock Exchange is closed and an investor is unable to purchase or redeem shares. Shares of investment companies are valued on the basis of their net asset values, subject to any applicable sales charge. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair market value as determined in good faith under the general supervision of the Board of Trustees. If a significant market event impacting the value of a portfolio security occurs subsequent to the close of trading, a value in the security may not be readily available. If the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith under the general supervision of the Board of Trustees.

New Accounting Pronouncement:  On July 13, 2006 the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 (“FIN 48”) “Accounting for the Uncertainty of Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Adoption of FIN 48 is required for fiscal years beginning after

FREE ENTERPRISE ACTION FUND
Notes to Financial Statements, continued

December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund’s last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi annual report on June 30, 2007.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Securities Transactions and Related Income:  Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

Expenses:  Expenses that are directly related to the Fund are charged directly to the Fund, while general Trust expenses are allocated to the Fund and other series of the Trust based on their relative net assets or another appropriate method.

Distributions to Shareholders:  The Fund intends to declare and pay applicable dividends from net investment income and to make distributions of applicable net realized capital gains, if any, on an annual basis. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications.

Options:  The Fund may purchase put and call options on securities. The Fund may write put or call options. This means that the Fund will only write a call option on a security which it already owns. Such options must be listed on recognized U.S. exchanges and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for the Fund. This premium income will serve to enhance the Fund’s total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the purchaser the right to buy, and the writer the obligation to sell the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. A put option give the purchaser the right to sell, and the writer the obligation to buy the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security.

Transactions in written options for the period ended December 31, 2006 were as follows:

	Number of	Premiums
	Contracts	Received

Options at beginning of period	350	44,975
Options written	4,682	453,809
Options terminated in closing purchase transactions	(3,900)	(390,375)
Options expired	(382)	(47,659)
Options exercised	(350)	(35,350)

Options outstanding at December 31, 2006	400	$25,400

FREE ENTERPRISE ACTION FUND
Notes to Financial Statements, continued

Federal Income Taxes:  It is the intention of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2006, was as follows:

	Net Long-			Total
Ordinary	Term	Total Taxable	Total Return	Distributions
Income	Capital Gains	Distributions	of Capital	Paid

$6,980	$—	$6,980	$217	$7,197

In accordance with accounting principles generally accepted in the United States, the Fund has made reclassifications among its capital account. The reclassification is intended to adjust the components of the Fund’s net assets to reflect the tax character of permanent book/tax differences and have no impact on the net assets or the net asset value of the Fund. As of December 31, 2006, the Fund made reclassifications to increase or (decrease) the components of the net assets detailed below:

Undistributed Net	Accumulated Realized
Investment Income	Gain/(Loss)	Capital

$217	$—	$(217)

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2005, was as follows:

	Net Long-		Tax	Total
Ordinary	Term	Total Taxable	Return	Distributions
Income	Capital Gains	Distributions	of Capital	Paid

$20,026	$—	$20,026	$—	$20,026

As of December 31, 2006, the components of accumulated earnings on a tax basis were as follows:

Accumulated
Capital
Undistributed	Undistributed		and	Unrealized	Total
Ordinary	Long-Term	Distributions	Other	Appreciation/	Accumulated
Income	Capital Gains	Payable	Losses	(Depreciation)	Earnings*

$—	$—	$—	$(87,665)	$814,976	$727,311

*	The difference between the book-basis unrealized appreciation/(depreciation) is attributable primarily to:

Capital losses after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. After October 31, 2006, the Fund incurred and will elect to defer net capital losses in the approximate amount of $22,654.

As of the latest tax year end of December 31, 2006, the Fund had net capital loss carryforwards in the amount of $65,011, which will expire in 2014. These capital loss carryforwards can be used to offset future net capital gains, if any, to the extent provided by Treasury regulations.

3.	Purchases and Sales of Securities:

The aggregate purchases and sales of portfolio securities (excluding short-term securities and U.S. government securities) for the period ended December 31, 2006, were as follows:

Purchases	Sales

$13,115,277	$9,480,732

FREE ENTERPRISE ACTION FUND
Notes to Financial Statements, continued

4.	Related Party Transactions:

Action Fund Management, LLC (“AFM” or the “Adviser”) provides investment advisory services to the Fund. Under the terms of the investment advisory agreement, the Adviser is entitled to receive a fee computed daily and paid monthly at the annual rate of 1.25% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive all or a portion of its fees and reimburse certain expenses for the Fund through April 30, 2007 to the extent that expenses exceed 1.75% of the average daily net assets of the Fund. Under the terms of this agreement, the Adviser may request and receive reimbursement of the investment advisory fees waived and other expenses reimbursed by it at a later date not to exceed three years from the month in which they were taken. Such reimbursement shall be made monthly, but only if the operating expenses of the Fund are at an annualized rate less than the expense limit for the payments made through the period ended December 31. For the period ended December 31, 2006, the reimbursement that may potentially be made by the Fund is as follows:

Expires 2008	Expires 2009

$230,343	$239,564

Thinkorswim Advisors, Inc. (“TOS” or the “Sub-adviser”) serves as the investment Sub-adviser to the Fund pursuant to an Investment Subadvisory Agreement entered into between the Sub-adviser and the Adviser. The Sub-adviser assists the Adviser in making day-to-day investment decisions for the Fund, subject to the general supervision of the Adviser, the Fund’s Board of Trustees and in accordance with the investment objectives, policies and restrictions of the Fund. The Sub-adviser conducts all research relating to potential options positions for the Fund, makes recommendations to the Adviser and assists the Adviser in making investment decisions with respect to all options trading.

BISYS Fund Services Ohio, Inc. (“BISYS Ohio”) with which certain officers and trustees (with the exception of the Chief Compliance Officer) of the Trust are affiliated, serves the Trust as Fund Accountant, Administrator and Transfer Agent. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the Fund Accounting Agreement, BISYS Ohio receives a fee from the Trust based upon a tiered fee structure, subject to a minimum fee of $37,500 per annum, plus applicable reimbursement of certain expenses. Under the Administration Agreement, BISYS Ohio receives a fee from the Trust based upon a tiered fee structure, subject to a minimum fee of $45,000 per annum plus applicable reimbursement of certain expenses. Under the Transfer Agent Agreement, BISYS Ohio receives $17,000 per annum, plus applicable reimbursement of certain expenses.

BISYS Fund Services Limited Partnership (“BISYS”) serves, without compensation, as principal underwriter and distributor of the Fund’s shares.

BISYS Ohio also provides an employee to serve the Trust as Chief Compliance Officer for which BISYS Ohio receives compensation and reimbursement from the Trust for certain expenses as approved by the Trust’s Board of Trustees. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

FREE ENTERPRISE ACTION FUND
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of the Free Enterprise Action Fund of the Coventry Funds Trust (the “Trust”)

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Free Enterprise Action Fund (the “Fund”) of the Coventry Funds Trust (the “Trust”) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets, and the financial highlights for each of the periods located herein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Free Enterprise Action Fund of the Coventry Funds Trust at December 31, 2006, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

Columbus, Ohio
February 21, 2007

FREE ENTERPRISE ACTION FUND
Supplemental Information (unaudited)
December 31, 2006

FREE ENTERPRISE ACTION FUND MANAGEMENT

The Trustees and Officers of the Fund, their date of birth, the position they hold with the Fund, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Trustees and Officers of the Trust

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex
Name, Address, and	Held with	Length of	Principal Occupation(s)	Overseen by	Other Trusteeships
Date of Birth	Trust	Time Served	During Past 5 Years	Trustee	Held by Trustee*

Non-Interested Trustees
James H. Woodward Date of Birth: 11/24/1939	Trustee	Indefinite; 4/97 to present	Chancellor, University of North Carolina at Charlotte — 7/89 to present	5	The Coventry Group

Michael Van Buskirk Date of Birth: 2/22/1947	Trustee and Chairman of the Board	Indefinite; 4/97 to present	Chief Executive Officer, Ohio Bankers Assoc. (industry trade association) — 5/91 to present	5	The Coventry Group

Maurice Stark Date of Birth: 9/23/1935	Trustee	Indefinite; 3/04 to present	Consultant, (part-time) Battelle Memorial Institute — 1/95 to present	5	The Coventry Group

Diane E. Armstrong Date of Birth: 7/12/1967	Trustee	Indefinite; 3/06 to present	From 8/03 to present, Principal of King, Dodson Armstrong Financial Advisors, Inc.; from 4/00 to 8/03, Director of Financial Planning, Hamilton Capital Management	5	The Coventry Group
Interested Trustee
Walter B. Grimm[1] Date of Birth: 6/30/1945	Trustee	Indefinite; 4/97 to present	Employee of BISYS Fund Services — 6/92 to 9/05	5	American Performance Funds, The Coventry Group, Legacy Funds Group, Performance Funds Trust, United American Cash Reserves

*	Not reflected in prior column.

[1]	Mr. Grimm may be deemed to be an “interested person,” as defined by the Investment Company Act, of the Trust due to his previous employment with BISYS Fund Services, the Fund’s distributor.

FREE ENTERPRISE ACTION FUND
Supplemental Information (unaudited)
December 31, 2006

Executive Officers

Term of Office
Name, Address, and		and Length of	Principal Occupation(s)
Date of Birth	Position(s) Held with Trust	Time Served	During Past 5 Years

R. Jeffrey Young 3435 Stelzer Road Columbus, OH 43219 Date of Birth: 8/22/1964	President	Indefinite; 9/05 to present	Employee of BISYS Fund Services (10/93 to present).

Eric Phipps 3435 Stelzer Road Columbus, OH 43219 Date of Birth: 6/20/71	Anti-Money Laundering Officer and Chief Compliance Officer	Indefinite; 11/06 to present	Employee of BISYS Fund Services (6/06 to present); 10/04 to 5/06 employee of the United States Security and Exchange Commission; 12/95 to 11/04 employee for BISYS Fund Services as Director in Compliance Services.

Linda A. Durkin 3435 Stelzer Road Columbus, OH 43219 Date of Birth: 11/01/60	Treasurer	Indefinite; 11/06 to present	Employee of BISYS Fund Services (9/06 to present); from 6/03 to 1/06 employee of RR Donnelly; from 5/93 to 6/02 Vice President — Director of Fund Administration at Mercantile-Safe Deposit and Trust Co.

The officers of the Trust are interested person (as defined in the 1940 Act) and receive no compensation directly from the Fund for performing the duties of their offices.

The Statement of Additional Information contains more information about the Funds and can be obtained free of charge by calling 1-800-766-3960.

Additional Tax Information

For the taxable year ended December 31, 2006, the following percentage of income dividends paid by the Fund qualify for the dividends received deduction available to corporations:

Percentage

Free Enterprise Action Fund	100%

For the fiscal year ended 2006, the Free Enterprise Action Fund paid qualified dividend income of $6,980.

FREE ENTERPRISE ACTION FUND
Supplemental Information (unaudited)

Expense Examples

As a shareholder of the Fund, you incur ongoing costs, which include investment advisory fees, administration fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 through December 31, 2006.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Beginning	Ending	Expenses Paid	Expense Ratio
Account Value	Account Value	During Period*	During Period**
7/1/06	12/31/06	7/1/06-12/31/06	7/1/06-12/31/06

$1,000.00	$1,093.80	$9.24	1.75%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. However, you may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if applicable. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning	Ending	Expenses Paid	Expense Ratio
Account Value	Account Value	During Period*	During Period**
7/1/06	12/31/06	7/1/06-12/31/06	7/1/06-12/31/06

$1,000.00	$1,016.38	$8.89	1.75%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Absent waiver of fees and/or reimbursement of expenses during the period, expenses would have been higher and ending account values would have been lower.

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Item 1. Reports to Stockholders.
Item 2. Code of Ethics.
(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.
(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.
Item 3. Audit Committee Financial Expert.
3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
3(a)(2) The audit committee financial expert is Maurice G. Stark, who is “independent” for purposes of this Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
(a) Audit Fees.
For the fiscal years ended December 31, 2006 and December 31, 2005, Audit Fees for the Fund totaled approximately $14,500 and $13,500, respectively, including fees associated with the annual audit and filings of the Trust’s Form N-1A.
(b) Audit-Related Fees.
For the fiscal years ended December 31, 2006 and December 31, 2005, Audit-Related Fees for the Fund totaled approximately $0 and $0, respectively.
(c) Tax Fees.
For the fiscal years ended December 31, 2006 and December 31, 2005, Tax Fees for the Fund including tax compliance, tax advice and tax planning, totaled approximately $2,200 and $2,000, respectively.
(d) All Other Fees
For the fiscal years ended December 31, 2006 and December 31, 2005, Other Fees billed to the Fund totaled approximately $0 and $0, respectively.
(e)(1) Except as permitted by Rule 2-01(c)(7)(i)(C) of Regulation S-X, the Trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.
2) None of the services summarized in (a)-(d), above, were approved by the Audit Committee pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) For the fiscal years ended December 31, 2006, and December 31, 2005, Non-Audit Fees billed to the Fund for services provided to the Fund and any of the Fund’s investment advisers and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund for each of the last two fiscal years of the Fund, totaled approximately $2,000 and $2,500, respectively.
(h) The Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Registrant has formalized its policies and process by which shareholders may recommend nominees (“Nominee”) to the Board of Trustees (“Board”) in a set of written procedures. The Board has designated a Nominating Committee (“Committee”), composed entirely of Independent Trustees for the purpose of selecting and evaluating each Nominee’s qualifications, including each Nominee’s independence from the Registrant’s investment advisers and other principal service providers. The Committee has adopted a written charter that sets forth the policies and procedures of the Committee. As part of these policies and procedures, the Committee may consider suggestions for Trustee candidates from the investment adviser and other service providers of the Registrant. In addition, a shareholder of a series of the Registrant may submit Nominees for the Committee to consider. The shareholder must submit any such nomination in writing to the Trust, to the attention of the Secretary. In order for the Committee to consider shareholder submissions, certain requirements as set forth in the charter generally must be satisfied regarding the Nominee. Further, in order for the Committee to consider shareholder submissions, certain requirements as set forth in the charter must be satisfied regarding the shareholder or shareholder group submitting the proposed Nominee.
Item 11. Controls and Procedures.
(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Coventry Funds Trust

By (Signature and Title)	/s/ Linda A. Durkin

Linda A. Durkin, Treasurer
Date March 1, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ R. Jeffrey Young

R. Jeffrey Young, President
Date March 1, 2007

By (Signature and Title)	/s/ Linda A. Durkin

Linda A. Durkin, Treasurer
Date March 1, 2007